Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financials instruments [Abstract]
Disclosure of detailed information about other financial assets [Text Block]
13.1

Types of other financial assets

Description of other financial assets	As of December 31, 2019	As of December 31, 2018
	ThUS $	ThUS $
Financial assets at amortized cost (1)	485,689	291,790
Derivative financial instruments
- For hedging	17,270	18,238
- Non-hedging (2)	2,531	2,693
Total other current financial assets	505,490	312,721
Financial assets at fair value through other comprehensive income	4,785	3,631
Derivative financial instruments
- For hedging	3,918	13,425
Financial assets at amortized cost	75	75
Total other non-current financial assets	8,778	17,131

Disclosure of detailed information about other non current financial assets [Text Block]

Institution	As of December 31, 2019	As of December 31, 2018
	ThUS $	ThUS $
Banco de Crédito e Inversiones	185,400	145,834
Banco Santander (3)	74,365	23,124
Banco Itaú CorpBanca	120,628	70,719
Banco Security	17,964	27,215
Banco de Chile	18,026	-
Banco Estado	15,126	-
Scotiabank Sud Americano	54,180	24,898
Total	485,689	291,790

(1)

Corresponds to term deposits whose maturity date is greater than 90 days and less than 360 days from the investment date constituted in the aforementioned financial institutions.

(2)

Correspond to forwards and options that were not classified as hedging instruments (See detail in Note 14.3).

(3)

This balance includes ThUS$ 1,870 corresponding to margin calls, which are considered as collateral guarantees.

Disclosure of trade and other receivables [text block]
13.2

Trade and other receivables

	As of December 31, 2019			As of December 31, 2018
Trade and other receivables	Currents	Non-current	Total	Currents	Non-current	Total
	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $
Trade receivables, current	367,583	-	367,583	430,914	-	430,914
Prepayments, current	20,309	-	20,309	16,147	-	16,147
Other receivables, current	11,250	1,710	12,960	19,558	2,275	21,833
Total trade and other receivables	399,142	1,710	400,852	466,619	2,275	468,894

	As of December 31, 2019			As of December 31, 2018
Trade and other receivablaes	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net
	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $	ThUS $
Receivables related to credit operations. current	383,775	(16,192)	367,583	445,670	(14,756)	430,914
Trade receivables, current	383,775	(16,192)	367,583	445,670	(14,756)	430,914
Prepayments, current	21,092	(783)	20,309	16,990	(843)	16,147
Other receivables, current	15,659	(4,409)	11,250	23,863	(4,305)	19,558
Current other receivables	36,751	(5,192)	31,559	40,853	(5,148)	35,705
Other receivables. non-current	1,710	-	1,710	2,275	-	2,275
Non-current receivables	1,710	-	1,710	2,275	-	2,275
Total trade and other receivables	422,236	(21,384)	400,852	488,798	(19,904)	468,894

Disclosure of financial assets that are either past due or impaired [text block]
As of December 31, 2019 and December 31, 2018 the detail of the uncollateralized portfolio is as follows:

As of December 31, 2019
Total uncollateralized portfolio
Past due segments	Number of customers with non- renegotiated portfolio	Gross non-renegotiated portfolio ThUS$	Number of customers with renegotiated portfolio	Gross renegotiated portfolio ThUS$
Current	1,486	351,931	69	892
1 - 30 days	166	20,195	72	526
31 - 60 days	26	1,279	4	10
61 - 90 days	12	519	3	54
91 - 120 days	5	1,026	2	66
121 - 150 days	5	361	7	49
151 - 180 days	7	190	2	33
181 - 210 days	4	51	-	-
211 - 250 days	6	48	8	11
>250 days	144	5,449	137	1,085
Total	1,861	381,049	304	2,726

As of December 31, 2018
Total uncollateralized portfolio
Past due segments	Number of customers with non-renegotiated portfolio	Gross non-renegotiated portfolio ThUS$	Number of customers with renegotiated portfolio	Gross renegotiated portfolio ThUS$
Current	1,390	404,670	136	668
1 - 30 days	1,229	19,422	390	596
31 - 60 days	801	5,705	154	118
61 - 90 days	648	2,279	41	75
91 - 120 days	489	1,220	27	47
121 - 150 days	80	423	16	29
151 - 180 days	43	186	21	176
181 - 210 days	7	1,291	41	231
211 - 250 days	7	108	101	242
>250 days	140	7,036	305	1,148
Total	4,834	442,340	1,232	3,330

Disclosure of detailed information about expected credit exposure of accounts receivable based on aging analysis [Table Text Block]

As of December 31, 2019
							Trade
							receivables due
	Trade accounts receivable days past due						from related
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade	parties
						ThUS $	ThUS $
Expected loss rate	1%	18%	34%	44%	78%	-	-
Total gross carrying amount	352,823	20,721	1,288	573	8,370	383,775	72,859
Impairment estimate	5,285	3,664	440	251	6,552	16,192	11,323

As of December 31, 2018
							Trade
							receivables due
	Trade accounts receivable days past due						from related
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade	parties
						ThUS $	ThUS $
Expected loss rate	1%	9%	5%	4%	65%	-	-
Total gross carrying amount	408,300	20,018	2,861	2,354	12,137	445,670	55,520
Allowance for doubtful accounts	4,811	1,858	146	89	7,852	14,756	12,730

Disclosure of detailed information about movement in provision of trade receivables [Table Text Block]
As of December 31, 2019 and 2018, the reconciliation of the allowance is as follows
:

Provisions	As of December 31, 2019	As of December 31, 2019
	ThUS $	ThUS $
Allowance for doubtful accounts at the beginning of the Period	32,634	34,936
Adjustment to initial balance derived from the adoption of IFRS 9	-	2,301
Increase / (decrease) of impairment provision	1,057	(2,967)
Provision used	(984)	(1,636)
Allowance for doubtful accounts at the end of the year	32,707	32,634
(1) Trade and Other Receivables allowance current	16,192	14,756
(2) Other receivables allowance current	5,192	5,148
(3) Related party receivables allowance current	11,323	12,730
Recovery of Insurance	320	827

Total allowance for doubtful accounts	32,707	32,634
Renegotiated allowance	1,905	2,056
Non-renegotiated allowance	30,802	30,578

Disclosure of allowance for credit losses [text block]

ThUS$	Assets / (Liabilities) Derivative financial instruments	Total Realized	Hedging Reserve in Gross Equity
Hedging of underlying debt at December 31, 2019
Hedging Assets	3,918	(4,194)	8,112
Hedging Liabilities	(22,771)	(25,363)	2,592
Hedge of underlying Debt	(18,853)	(29,557)	10,704
Hedge of underlying investment at December 31, 2019
Hedging Assets	17,270	17,857	(587)
Hedging Liabilities	(889)	(711)	(178)
Hedge of underlying investments	16,381	17,146	(765)

ThUS$	Assets / (Liabilities) Derivative financial instruments	Total Realized	Hedging Reserve in Gross Equity
Hedge of underlying debt at December 31, 2018
Hedging Assets	13,425	5,244	8,181
Hedging Liabilities	(17,318)	(18,859)	1,541
Hedge of underlying debt	(3,893)	(13,615)	9,722
Hedge of underlying investment at December 31, 2018
Hedging Assets	18,146	19,911	(1,765)
Hedge of Underlying Investments	18,146	19,911	(1,765)

Hedging effect in profit and loss and equity for the year ended December 31, 2019	Total variation	Profit and loss	Hedging reserve due to variation of hedge gross
Analysis effect by type of hedging
Hedge of underlying debt	(14,960)	(15,942)	982
Hedge of underlying investments	(1,765)	(2,765)	1,000
Total hedging effect on profit or loss and equity for the year	(16,725)	(18,707)	1,982
Analysis Effect by type of asset
Hedging in Current and Non-Current Assets	(10,383)	(11,492)	1,109
Hedging in Current and Non-Current Liabilities	(6,342)	(7,215)	873
Total hedging effect in Profit or Loss and Shareholders' Equity for the year	(16,725)	(18,707)	1,982

Disclosure of maturity analysis for derivative financial liabilities [text block]	Hedging derivative contract maturities are detailed as follows:
Series	Contract amount	Currency	Maturity date
	ThUS$
H	148,159	UF	01-04-2023
O	58,748	UF	02-01-2022
P	134,228	UF	01-15-2028

Disclosure of financial liabilities [text block]
As of December 31, 2019 and 2018, the detail is as follows:

	As of December 31, 2019			As of December 31, 2018
Other current and non-current financial liabilities	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Liabilities at amortized cost
Bank borrowings	199	69,138	69,337	300	68,870	69,170
Unsecured obligations	280,578	1,403,108	1,683,686	15,145	1,249,479	1,264,624
Derivative financial instruments
For hedging	7,183	16,477	23,660	5,285	12,033	17,318
Non-hedging liabilities	3,168	-	3,168	2,855	-	2,855
Lease liabilities	7,694	30,203	37,897	-	-	-
Total	298,822	1,518,926	1,817,748	23,585	1,330,382	1,353,967

Disclosure of detailed information about borrowings [text block]
As of December 31, 2019 and 2018, the detail is as follows:

Current and non-current bank borrowings	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Current bank borrowings	199	300
Non-current bank borrowings	69,138	68,870
Current and non-current bank borrowings	69,337	69,170

Disclosure of detailed information about short term borrowings [Text Block]
As of December 31, 2019 and December 31, 2018, the detail of this caption is as follows:

						Currency or
Debtor			Creditor			adjustment
Tax ID No	Company	Country	Tax ID No	Financial institution	Country	index	Repayment	maturity	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	Foreign	Scotiabank Cayman	USA	US$	Upon maturity	05-29-2023	2.11%	3.01%
Foreign	Nitratos Naturais do Chile Lim.	Brazil	Foreign	Banco Itau Brasil	Brazil	BRL	Upon maturity	12-31-2019	13.57%	4.25%

Debtor	Creditor	Nominal amounts as of December 31, 2019			Current amounts as of December 31, 2019
Company	Financial institution	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	-	-	-	187	187	-	187
Nitratos Naturais do Chile	Banco Itau Brasil	-	-	-	12	-	12	-	12
Total		-	-	-	12	187	199	-	199

						Currency or
Debtor			Creditor			adjustment
Tax ID No	Company	Country	Tax ID No	Financial institution	Country	index	Repayment	maturity	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	Foreign	Scotiabank Cayman	USA	US$	Upon maturity	05-29-2023	3.60%	3.98%
Foreign	Nitratos Naturais do Chile Lim	Brazil	Foreign	Banco ITAU Brasil	Brazil	BRL	Upon maturity	01-31-2019	5.17%	5.17%
Foreign	SQM Brasil Limitada	Brazil	Foreign	Banco ITAU Brasil	Brazil	BRL	Upon maturity	01-31-2019	5.5%	5.5%

Debtor	Creditor	Nominal amounts as of December 31, 2018			Current amounts as of December 31, 2018
Company	Financial institution	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	-	-	-	248	248	-	248
Nitratos Naturais do Chile Lim	Banco ITAU Brasil	-	-	-	11	-	11	-	11
SQM Brasil Limitada	Banco ITAU Brasil	-	-	-	41	-	41	-	41
Total		-	-	-	52	248	300	-	300

Disclosure of detailed information about current maturities of unsecured obligations [Text Block]
As of December 31, 2019 and 2018, the detail of current unsecured interest-bearing obligations is composed of promissory notes and bonds is as follows:

Debtor			Number of				Periodicity
			registration or ID of			Currency or	Payment of
Tax ID No.	Company	Country	the instrument	Series	Maturity date	adjustment index	interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	04-21-2020	US$	Semiannual	Upon maturity	0.43%	5.50%
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01-28-2020	US$	Semiannual	Upon maturity	2.35%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04-03-2020	US$	Semiannual	Upon maturity	1.42%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05-07-2020	US$	Semiannual	Upon maturity	4.07%	4.25%
93.007.000-9	SQM S.A.	Chile	564	H	01-05-2020	UF	Semiannual	Semiannual	1.36%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02-01-2020	UF	Semiannual	Upon maturity	2.41%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01-15-2020	UF	Semiannual	Upon maturity	2.71%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06-01-2020	UF	Semiannual	Upon maturity	3.11%	3.45%

			Nominal amounts as of December 31, 2019			Current amounts as of December 31, 2019
Company	Country	Series	Up to 90 days	91 days to 1 year	Total	Up to 90 days	91 days to 1 year	Subtotal	Bond issuance costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	MUS$250	-	252,674	252,674	-	252,674	252,674	(386)	252,288
SQM S.A.	Chile	MUS$250	4,648	-	4,648	4,648	-	4,648	(433)	4,215
SQM S.A.	Chile	MUS$300	-	2,658	2,658	-	2,658	2,658	(614)	2,044
SQM S.A.	Chile	MUS$450	-	2,869	2,869	-	2,869	2,869	(679)	2,190
SQM S.A.	Chile	H	17,166	-	17,166	17,166	-	17,166	(139)	17,027
SQM S.A.	Chile	O	890	-	890	890	-	890	(67)	823
SQM S.A.	Chile	P	1,686	-	1,686	1,686	-	1,686	(12)	1,674
SQM S.A.	Chile	Q	-	323	323	-	323	323	(6)	317
Total			24,390	258,524	282,914	24,390	258,524	282,914	(2,336)	280,578

Effective rates of bonds in Chilean pesos and UF are expressed and calculated in U.S. dollars based on the flows agreed in Cross Currency Swap Agreements.

Debtor			Number of				Periodicity
			registration or ID of			Currency or	Payment of
Tax ID No.	Company	Country	the instrument	Series	Maturity date	adjustment index	interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	04-21-2019	US$	Semiannual	Upon maturity	0.95%	5.50%
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01-28-2019	US$	Semiannual	Upon maturity	2.75%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04-03-2019	US$	Semiannual	Upon maturity	1.77%	3.63%
93.007.000-9	SQM S.A.	Chile	564	H	01-05-2019	UF	Semiannual	Semiannual	1.90%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02-01-2019	UF	Semiannual	Upon maturity	2.60%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01-15-2019	UF	Semiannual	Upon maturity	3.07%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06-01-2019	UF	Semiannual	Upon maturity	3.34%	3.45%

			Nominal maturities as of December 31, 2018			Current maturities as of December 31, 2018
Company	Country	Series	Up to 90 days	91 days to 1 year	Total	Up to 90 days	91 days to 1 year	Subtotal	Bond issuance costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	MUS$250	2,674	-	2,674	2,674	-	2,674	(386)	2,288
SQM S.A.	Chile	MUS$250	-	4,648	4,648	-	4,648	4,648	(433)	4,215
SQM S.A.	Chile	MUS$300	2,658	-	2,658	2,658	-	2,658	(614)	2,044
SQM S.A.	Chile	H	-	3,756	3,756	-	3,756	3,756	(139)	3,617
SQM S.A.	Chile	O	-	934	934	-	934	934	(67)	867
SQM S.A.	Chile	P	-	1,784	1,784	-	1,784	1,784	(12)	1,772
SQM S.A.	Chile	Q	342	-	342	342	-	342	-	342
Total			5,674	11,122	16,796	5,674	11,122	16,796	(1,651)	15,145

Disclosure of detailed information about non current maturities of unsecured obligations [Text Block]
The following table shows the details of bank loans that accrue non-current interest as of December 31, 2019 and 2018:

Debtor			Creditor			Currency or	Type of
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	adjustment index	amortization	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	Foreign	Scotiabank Cayman	USA	USD	Maturity	2.84%	3.01%

Debtor	Creditor	Nominal non-current amounts as of December 31, 2019				Non-current amounts as of December 31, 2019
Company	Financial institution	Between 1 and 2	Between 2 and 3	Between 3 and 4	Total	Between 1 and 2	Between 2 and 3	Between 3 and 4	Subtotal	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	-	70,000	70,000	-	-	70,000	70,000	(862)	69,138
Total		-	-	70,000	70,000	-	-	70,000	70,000	(862)	69,138

Debtor			Creditor			Currency or	Type of
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	adjustment index	amortization	Effective rate	Nominal rate
93.007.000-9	SQM S.A	Chile	Foreign	Scotiabank Cayman	USA	USD	Maturity	3.98%	3.98%

Debtor	Creditor	Nominal non-current amounts as of December 31, 2018				Non-current amounts as of December 31, 2018
Company	Financial institution	Between 1 and 2	Between 2 and 3	Between 3 and 4	Total	Between 1 and 2	Between 2 and 3	Between 3 and 4	Subtotal	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	-	-	70,000	70,000	-	-	70,000	70,000	(1,130)	68,870
Total		-	-	70,000	70,000	-	-	70,000	70,000	(1,130)	68,870

The following table shows the details of bank loans that accrue non-current interest as of December 31, 2019 and 2018:

Debtor			Number of				Periodicity
			registration or ID of			Currency or	Payment of
Tax ID No.	Company	Country	the instrument	Series	Maturity date	adjustment index	interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01-28-2025	US$	Semiannual	Upon maturity	4.08%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04-03-2023	US$	Semiannual	Upon maturity	3.43%	3.63%
93.007.000-9	SQM S.A.	Chile	-	MUS$450	05-07-2029	US$	Semiannual	Upon maturity	4.19%	4.25%
93.007.000-9	SQM S.A.	Chile	564	H	01-05-2030	UF	Semiannual	Semiannual	4.78%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02-01-2033	UF	Semiannual	Upon maturity	3.70%	5.50%
93.007.000-9	SQM S.A.	Chile	563	P	01-15-2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06-01-2038	UF	Semiannual	Upon maturity	3.45%	3.45%

	Nominal non-current amounts as of December 31, 2019						Non-current amounts as of December 31, 2019
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	-	-	-	-	250,000	250,000	-	-	-	-	250,000	250,000	(1,514)	248,486
MUS$300	-	-	300,000	-	-	300,000	-	-	300,000	-	-	300,000	(1,393)	298,607
MUS$450	-	-	-		450,000	450,000	-	-	-	-	450,000	450,000	(5,923)	444,077
H	13,749	13,749	13,749	13,749	75,621	130,617	13,749	13,749	13,749	13,749	75,621	130,617	(1,253)	129,364
O	-	-	-	-	56,715	56,715	-	-	-	-	56,715	56,715	(811)	55,904
P	-	-	-	-	113,430	113,430	-	-	-	-	113,430	113,430	(89)	113,341
Q	-	-	-	-	113,430	113,430	-	-	-	-	113,430	113,430	(101)	113,329
Total	13,749	13,749	313,749	13,749	1,059,196	1,414,192	13,749	13,749	313,749	13,749	1,059,196	1,414,192	(11,084)	1,403,108

Debtor			Number of				Periodicity
			registration or ID of			Currency or	Payment of
Tax ID No.	Company	Country	the instrument	Series	Maturity date	adjustment index	interest	Repaymen	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	-	MUS$250	04-21-2020	US$	Semiannual	Upon maturity	5.50%	5.50%
93.007.000-9	SQM S.A.	Chile	-	MUS$250	01-28-2025	US$	Semiannual	Upon maturity	4.38%	4.38%
93.007.000-9	SQM S.A.	Chile	-	MUS$300	04-03-2023	US$	Semiannual	Upon maturity	3.63%	3.63%
93.007.000-9	SQM S.A.	Chile	564	H	01-05-2030	UF	Semiannual	Semiannual	4.90%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02-01-2033	UF	Semiannual	Upon maturity	3.80%	5.50%
93.007.000-9	SQM S.A.	Chile	563	P	01-15-2028	UF	Semiannual	Upon maturity	3.25%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06-01-2038	UF	Semiannual	Upon maturity	3.45%	3.45%

	Nominal non-current amounts as of December 31, 2018						Non-current amounts as of December 31, 2018
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	250,000	-	-	-	-	250,000	250,000	-	-	-	-	250,000	(131)	249,869
MUS$250	-	-	-	-	250,000	250,000	-	-	-	-	250,000	250,000	(2,202)	247,798
MUS$300	-	-	300,000	-	-	300,000	-	-	300,000	-	-	300,000	(2,006)	297,994
H	14,428	14,428	14,428	14,428	100,992	158,704	14,428	14,428	14,428	14,428	100,992	158,704	(1,392)	157,312
O	-	-	-	-	59,514	59,514	-	-	-	-	59,514	59,514	(878)	58,636
P	-	-	-	-	119,028	119,028	-	-	-	-	119,028	119,028	(101)	118,927
Q	-	-	-	-	119,028	119,028	-	-	-	-	119,028	119,028	(85)	118,943
Total	264,428	14,428	314,428	14,428	648,562	1,256,274	264,428	14,428	314,428	14,428	648,562	1,256,274	(6,795)	1,249,479

Disclosure of information about issue of series H bonds [Text Block]
For the years ended December 31, 2019, 2018
and 2017
, the Company made the following payments relating to the Series H bonds:

Payments made	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$
Payments of interest, Series H bonds	7,868	8,325	7,691
Hedge	1,952	495	-

Disclosure of information about second issue of single series bonds [Text Block]
For the years ended December 31, 2019, 2018 and 2017, the detail of payments charged to this line of single series bonds, second issue is as follows:

Payments made	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$
Interest payment	13,750	13,750	13,750

Disclosure of information about third issue of single series bonds [Text Block]
For the years ended December 31, 2019, 2018 and 2017, the following payments have been made with a debit to the line of single-series bonds, third issue:

Payments made	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$
Payment of interest	10,875	10,875	10,875

Disclosure of information about fourth issue of single series bonds [Text Block]
For the years ended December 31, 2019, 2018 and 2017, the following payments have been made.

Payments made	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
	ThUS$	ThUS$	ThUS$
Payment of interest	10,938	10,938	10,938

Disclosure of information about issue of series P bonds [Table Text Block]
For the years ended December 31, 2019 and 2018, the following payments and their associated CCS have been made:

Payments made	For the year ended 31, 2019	For the year ended 31, 2018	For the year ended 31, 2017
	ThUS$	ThUS$	ThUS$
Payment of interest	3,960	1,085	-
CCS Coverage	2,995	1,421	-

Disclosure of information about issue of series Q bonds [Table Text Block]
For the years ended December 31, 2019 and 2018, the following payments have been made:

Payments made	For the year ended 31, 2019	For the year ended 31, 2018	For the year ended 31, 2017
	ThUS$	ThUS$	ThUS$
Payment of interest	3,791	319	-

Disclosure of trade and other payables [text block]
13.5

Trade and other payables

a)	Details trade and other payables

	As of December 31, 2019			As of December 31, 2018
Details trade and Other payables	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accounts payable	205,414	-	205,414	163,373	-	163,373
Other accounts payable	376	-	376	378	-	378
Total	205,790	-	205,790	163,751	-	163,751

Disclosure of detailed information about the current and past due suppliers [Text Block]
As of December 31, 2019 and 2018, the balance of current and past due suppliers is as follows:

Suppliers current on all payments

	Amounts according to payment periods as of December 31, 2019
Type of Supplier	Up to 30 days	31-60 days	61-90 days	91 - 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	126,577	4,655	128	116	2,019	-	133,495
Services	51,785	168	-	-	87	-	52,040
Others	8,741	146	-	-		-	8,887
Total	187,103	4,969	128	116	2,106	-	194,422

	Amounts according to payment periods as of December 31, 2018
Type of Supplier	Up to 30 days	31-60 days	61-90 days	91 - 120 days	121 - 365 days	366 and more days	Total
							ThUS$
Goods	48,969	1,919	912	25	280	-	52,105
Services	37,376	314	157	107	54	-	38,008
Others	54,978	161	20	-	3	-	55,162
Total	141,323	2,394	1,089	132	337	-	145,275

Suppliers past due on payments

	Amounts according to payment periods as of December 31, 2019
Type of Supplier	Up to 30 days	31-60 days	61-90 days	91 - 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	2,086	264	35	65	1,060	-	3,510
Services	3,073	329	116	387	580	-	4,485
Others	1,918	45	311	215	508	-	2,997
Total	7,077	638	462	667	2,148	-	10,992

	Amounts according to payment periods as of December 31, 2018
Type of Supplier	Up to 30 days	31-60 days	61-90 days	91 - 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	1,533	209	210	255	462	-	2,669
Services	12,229	838	109	111	450	-	13,737
Others	1,039	385	92	6	170	-	1,692
Total	14,801	1,432	411	372	1,082	-	18,098

Disclosure of information about derivative instruments measured at fair value through profit or loss [Text Block]
The detail of this type of instrument is as follows:

Financial liabilities at fair value with an impact on profit or loss	As of December 31, 2019	Effect on profit or loss for the year ended December 31, 2019	As of December 31, 2018	Effect on profit or loss for the year ended December 31, 2018
	ThUS$	ThUS$	ThUS$	ThUS$
Current
Derivative financial instruments (IRS)	-	(16)	91	16
Total	-	(16)	91	16

Disclosure of detailed information about categories of financial assets [Text Block]
a)

Financial Assets

	As of December 31, 2019			As of December 31, 2018
Description of financial assets	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	588,530	-	588,530	556,066	-	556,066
Trade receivables due from related parties	61,227	-	61,227	42,790	-	42,790
Financial assets measured at amortized cost	485,689	75	485,764	291,790	75	291,865
Loans and receivables measured at amortized cost	399,142	1,710	400,852	466,619	2,275	468,894
Total financial assets measured at amortized cost	1,534,588	1,785	1,536,373	1,357,265	2,350	1,359,615
Derivative financial instruments for hedging purposes	17,270	3,918	21,188	18,238	13,425	31,663
Derivative financial instruments held for trading	2,531	-	2,531	2,693	-	2,693
Financial assets at fair value through equity	-	4,785	4,785	-	3,631	3,631
Total financial assets at fair value	19,801	8,703	28,504	20,931	17,056	37,987
Total financial assets	1,554,389	10,488	1,564,877	1,378,196	19,406	1,397,602

Disclosure of detailed information about categories of financial liabilities [Text Block]
b)

Financial Liabilities

	As of December 31, 2019			As of December 31, 2018
Description of financial liabilities	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Derivative financial instruments for hedging purposes	7,183	16,477	23,660	5,285	12,033	17,318
Derivative financial instruments held for trading	3,168	-	3,168	2,855	-	2,855
Financial liabilities at fair value	10,351	16,477	26,828	8,140	12,033	20,173
Bank loans	199	69,138	69,337	300	68,870	69,170
Obligations to the public	280,578	1,403,108	1,683,686	15,145	1,249,479	1,264,624
Lease liabilities	7,694	30,203	37,897	-	-	-
Trade and other payables)	205,790	-	205,790	163,751	-	163,751
Trade payables due to related parties	475	-	475	9	-	9
Total financial liabilities at amortized cost	494,736	1,502,449	1,997,185	179,205	1,318,349	1,497,554
Total financial liabilities	505,087	1,518,926	2,024,013	187,345	1,330,382	1,517,727

Disclosure of fair value measurement [text block]

	As of December 31, 2019			Measurement Methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized	Fair value (disclosure)	Fair value	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	588,530	588,530	-	-	588,530	-

Other current financial assets:
- Time deposits	485,689	485,689	-	-	485,689	-
- Derivative instruments	-	-	-	-	-	-
- Forwards	-	-	2,420	-	2,420	-
- Options	-	-	111	-	111	-
- Hedging assets	-	-	-	-	-	-
- Investment hedge swaps	-	-	17,270	-	17,270	-
Non-current accounts receivable	1,710	1,710	-	-	-	-
Other non-current financial assets:
- Other	94	94	-	-	94	-
- Options	-	-	4,785	4,785	-	-
- Hedging assets – Swaps	-	-	3,918	-	3,918	-
Other current financial liabilities
- Bank loans	199	199	-	-	199	-
- Derivative instruments	-	-	-	-	-	-
- Forwards	-	-	2,837	-	2,837	-
- O ptions	-	-	289	-	289	-
- Hedging liabilities	-	-	7,183	-	7,183	-
- Unsecured obligations	280,578	280,578	-	-	280,578	-
- Current lease liabilities	7,694	7,694	-	-	7,694	-

Other non-current financial liabilities:
- Bank loans	69,138	71,033	-	-	71,033	-
- Unsecured obligations	1,403,108	1,658,506	-	-	1,658,506	-
- Non-current hedging liabilities	-	-	16,477	-	16,477	-
- Non-current lease liabilities	30,203	33,187	-	-	33,187	-

	As of December 31, 2018			Measurement Methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized	Fair value (informative)	Fair value	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	556,066	556,066	-	-	556,066	-

Other current financial assets:
- Time deposits	291,790	291,790	-	-	291,790	-
- Forwards	-	-	2,637	-	2,637	-
- Options	-	-	56	-	56	-
- Hedging assets	-	-	-	-	-	-
- Investment hedge swaps	-	-	18,238	-	18,238	-
Non-current accounts receivable	2,275	2,275	-	-	-	-
Other non-current financial assets:
- Other	75	75	-	-	75	-
- Options	-	-	3,631	-	-	-
- Hedging assets – Swaps	-	-	13,425	-	13,425	-
Other current financial liabilities
- Bank loans	300	300	-	-	300	-
- Forwards	-	-	2,723	-	2,723	-
- Options	-	-	132	-	132	-
- Hedging liabilities - Swaps	-	-	5,285	-	5,285	-
- Unsecured obligations	15,145	15,145	-	-	15,145	-

Other non-current financial liabilities:
- Bank loans	68,870	71,826	-	-	71,826	-
- Unsecured obligations	1,249,479	1,357,640	-	-	1,357,640	-
- Non-current hedging liabilities	-	-	12,033	-	12,033	-